Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
	For the Year Ended December 31,
	2025	2024	2023

Revenue from contracts with customers	$1,140,545,581	$729,953,807	$284,890,018
Revenue for administrative services with related parties	-	-	1,761,896

Total revenue	$1,140,545,581	$729,953,807	$286,651,914

Disaggregation of Revenue from Contracts with Customers
In the following table, revenue from contracts with customers is disaggregated by primary major products and service lines and timing of revenue recognition.

	For the year ended
	December 31,
	2025	2024	2023

Major products/service lines
Room rentals	$435,139,429	$316,126,908	$169,417,278
Food and beverage	141,320,265	121,899,683	104,813,372
All-inclusive	456,622,268	234,494,740	-
Spa services	20,326,706	12,925,180	3,127,449
Guess dry, cleaning & laundry	2,786,497	3,526,613	4,818,864
Other services	84,350,416	40,980,683	2,713,055
Total revenue from contracts with customers	1,140,545,581	729,953,807	284,890,018

Administrative services to related parties	-	-	1,761,896

Total revenue	1,140,545,581	729,953,807	286,651,914

Timing of revenue recognition
Services and products transferred at a point in time	248,783,884	179,332,159	117,234,636
Services transferred over time	891,761,697	550,621,648	169,417,278
Total revenue from contracts with customers	$1,140,545,581	$729,953,807	$286,651,914